Warrants - Summary Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - Fair Value, Recurring [Member] - Warrant [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Class of Warrant or Right [Line Items]
Fair value measured	$ 10,050
Level 1
Class of Warrant or Right [Line Items]
Fair value measured	2,645
Level 2
Class of Warrant or Right [Line Items]
Fair value measured	7,406
Public warrant liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value measured	2,645
Public warrant liabilities [Member] | Level 1
Class of Warrant or Right [Line Items]
Fair value measured	2,645
Private warrant liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value measured	71
Private warrant liabilities [Member] | Level 2
Class of Warrant or Right [Line Items]
Fair value measured	71
Other warrant liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value measured	7,335
Other warrant liabilities [Member] | Level 2
Class of Warrant or Right [Line Items]
Fair value measured	$ 7,335